VESSELS AND EQUIPMENT, NET (Table)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and Equipment

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2019	2,706,794	(366,041)	2,340,753
Additions	30,351	—	30,351
Depreciation	—	(46,685)	(46,685)
Balance at June 30, 2020	2,737,145	(412,726)	2,324,419